Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-1

3.02% Exchange Note

Class A-1 0.38000% Asset Backed Notes

Class A-2 1.10% Asset Backed Notes

Class A-3 1.53% Asset Backed Notes

Class A-4 1.73% Asset Backed Notes

Class B 2.14% Asset Backed Notes

Class C 2.50% Asset Backed Notes

Class D 3.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/17
End of Period:	03/31/17
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	04/18/17
Distribution Date:	04/20/17
Transaction Month:	25

2015-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,265	02/02/2015	03/25/2015	$1,097,016,305

Total	45,265			$1,097,016,305

RECONCILIATION OF 2015-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value				{1}	$618,974,198

{2} Reduction in Agg. Securitization Value due to payments			{2}	9,514,192
{3} Reduction in Agg. Securitization Value due to Defaulted Leases			{3}	1,016,933
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases			{4}	21,118,800
{5} Other adjustments			{5}	0
{6} Total change in Agg. Securitization Value				{6}	31,649,925

{7} End of period Aggregate Securitization Value				{7}	$587,324,273

{8} Pool Factor				{8}	53.538336%

RECONCILIATION OF 2015-1 EXCHANGE NOTE
{9} Original Exchange Note Balance				{9}	$1,083,000,000

{10} Beginning of period Exchange Note Balance				{10}	$604,957,893

{11} Exchange Note Principal Payment Amount				{11}	31,649,925

{12} End of period Exchange Note Balance				{12}	$573,307,968

{13} Note Pool Factor				{13}	52.937024%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2	Class A-3	Class A-4
{14} Original Note Balance	{14}	$129,000,000	$329,360,000	$369,360,000	$72,930,000

{15} Beginning of period Note Balance	{15}	$0	$0	$316,764,945	$72,930,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	31,649,925	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$285,115,020	$72,930,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	77.191634%	100.000000%

		Class B	Class C	Class D	TOTAL
{22} Original Note Balance	{22}	$42,240,000	$38,940,000	$30,170,000	$1,012,000,000

{23} Beginning of period Note Balance	{23}	$42,240,000	$38,940,000	$30,170,000	$501,044,945

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0	31,649,925
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26} Aggregate Principal Parity Amount	{26}	0	0	0	0
{27} Matured Principal Shortfall	{27}	0	0	0	0

{28} End of period Note Balance	{28}	$42,240,000	$38,940,000	$30,170,000	$469,395,020

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	46.382907%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$618,974,198

{31} Ending Designated Pool Balance							{31}	587,324,273
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	587,324,273

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$31,649,925

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$604,957,893	$0	3.02%	30	30/360	$1,522,478

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-1 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$12,628,761
{37} Net Liquidation Proceeds collected during period							{37}	24,095,341
{38} Investment Earnings							{38}	15,962
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(15,962)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	36,724,102

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	515,812
{43} To the 2015-1 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	1,522,478
{44} To the 2015-1 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	31,649,925
{45} To the 2015-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	3,035,887

{47} Total Distributions:								{47}	$36,724,102

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$618,974,198
{49} Ending Agg. Securitization Value						{49}	587,324,273
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	31,649,925

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	31,649,925

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$31,649,925

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.38000%	31	Actual days/360	$0
{56}	Class A-2	$0	0	1.10%	30	30/360	0
{57}	Class A-3	$316,764,945	0	1.53%	30	30/360	403,876
{58}	Class A-4	$72,930,000	0	1.73%	30	30/360	105,141
{59}	Class B	$42,240,000	0	2.14%	30	30/360	75,328
{60}	Class C	$38,940,000	0	2.50%	30	30/360	81,125
{61}	Class D	$30,170,000	0	3.01%	30	30/360	75,677

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{62} 2015-1 Exchange Note Collections							{62}	$33,172,403
{63} Investment Earnings							{63}	0
{64} Investment Earnings - transferred from Exchange Note Collection Account							{64}	15,962
{65} Investment Earnings - and amounts released from Reserve Account							{65}	2,502
{66} Optional Purchase Price							{66}	0
{67} Indenture Section 5.4 disposition of Collateral							{67}	0
{68} Reserve Account Withdrawal Amount							{68}	0

{69} Total Available Funds:								{69}	33,190,867

Distributions:
{70} To the Successor Servicer, unpaid transition expenses, pro rata							{70}	0
{71} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{71}	417
{72} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	208
{73} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{73}	0
{74} Class A-2 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{75}	403,876
{76} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{76}	105,141
{77} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{77}	0
{78} Class B Noteholders’ Interest Distributable Amount							{78}	75,328
{79} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class C Noteholders’ Interest Distributable Amount							{80}	81,125
{81} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class D Noteholders’ Interest Distributable Amount							{82}	75,677
{83} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Noteholders’ Principal Distributable Amount							{84}	31,649,925
{85} To the Reserve Account, the Reserve Amount Required Amount							{85}	0
{86} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{86}	0
{87} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{87}	0
{88} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{88}	0
{89} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Issuer Trust Certificateholders, the aggregate amount remaining							{90}	799,170

{91} Total Distributions:								{91}	$33,190,867

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds			Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account			(I) or (II)
{92}	Class A	$389,694,945	$587,324,273	$0	$		32,681,225	$0
{93}	Class B	431,934,945	587,324,273	0		32,605,897		0
{94}	Class C	470,874,945	587,324,273	0		32,524,772		0
{95}	Class D	501,044,945	587,324,273	0		32,449,095		0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{96} Excess Total Available Funds								{96}	$799,170

{97} Beginning Note Balance						{97}	501,044,945
{98} Principal payments through Indenture Section 8.3 (i) through (xvii)						{98}	31,649,925
{99} Pro-Forma Note Balance							{99}	469,395,020

{100} Ending Aggregate Securitization Value						{100}	587,324,273
{101} 10.75% of Aggregate Securitization Value as of Cutoff Date ($117,929,253)						{101}	117,929,253
{102} Required Pro Forma Note Balance {100} - {101}							{102}	469,395,020

{103} Excess of Pro Forma Balance minus Required Pro Forma Balance {99} - {102}								{103}	0

{104} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance									{104}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{105} Ending Aggregate Securitization Value								{105}	$587,324,273
{106} End of Period Note Balance								{106}	573,307,968
{107} Overcollateralization								{107}	14,016,305
{108} Overcollateralization %									{108}	2.39%

Asset Backed Notes:
{109} Ending Aggregate Securitization Value								{109}	587,324,273
{110} End of Period Note Balance								{110}	469,395,020
{111} Overcollateralization								{111}	117,929,253
{112} Overcollateralization %									{112}	20.08%

RECONCILIATION OF 2015-1 CASH RESERVE ACCOUNT
{113} Specified Reserve Balance									{113}	$5,485,082

{114} Beginning of Period Reserve Account balance									{114}	$5,485,082
{115} Investment Earnings								{115}	2,502
{116} From the Indenture Collection Account, the Reserve Account Required Amount								{116}	0
{117} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{117}	0
{118} Total Reserve balance available:									{118}	5,487,584

{119} Specified Reserve Balance									{119}	5,485,082

{120} Release Excess Cash to Indenture Collection Available Funds									{120}	2,502

{121} End of period Reserve Account balance									{121}	$5,485,082

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{122} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.									{122}	Yes
{123} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.									{123}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	April 17, 2017

GM Financial

GMALT 2015-1

Supplemental Monthly Data

March 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$618,974,198	$531,019,275
Change	(31,649,925)	(21,009,029)

End of Period	$587,324,273	$510,010,246
Residual Value as % of Agg. Securitization Value		86.84%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	31,116	579,101,506	98.60%
31 - 60 days	342	6,527,006	1.11%
61 - 90 days	79	1,360,826	0.23%
91 - 120 days	18	334,935	0.06%

Total	31,555	587,324,273	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	171	3,869,453	3,522	88,134,582
Standard terminations	47	750,191	928	15,492,828

Total retained by lessee	218	4,619,644	4,450	103,627,410
Returned Vehicles
Early terminations	784	11,111,109	5,043	74,554,134
Standard terminations	336	5,388,047	2,589	41,172,134

Total returned to dealer	1,120	16,499,156	7,632	115,726,268
Charged off leases / Repossessed vehicles	59	1,016,933	1,618	31,497,016
Repurchases	0	0	10	241,180
Other	0	0	0	0

Total terminations	1,397	22,135,733	13,710	251,091,874

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,016,933	31,497,016
less: Sales proceeds	1,100,071	25,719,483
less: Excess wear and excess mileage received	0	0
less: Other amounts received	100,230	2,038,069

Net Credit (Gain) Loss	(183,368)	3,739,464

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	16,046,733	113,890,487
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	16,771,917	117,841,260
less: Excess wear and excess mileage received	38,982	221,489
less: Other recovery amounts	202,803	1,203,603

Residual (Gain) Loss	(966,969)	(5,375,865)

	Current Period	Prev. Month
Prepay Speed	1.2684%	-0.5846%

Return Rate	178.0604%	237.1429%

(1)	Percentages may not add to 100% due to rounding.